Ordinary Shares - Additional Information (Details) - $ / shares	9 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Class of Stock [Line Items]
Ordinary shares, authorized	220,000,000	108,840,000	4,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Conversion of Shares	58,396,520
Ordinary shares, conversion basis	one-for-one basis
Ordinary shares, voting rights	one vote
Ordinary shares, issued	68,440,829	16,501,984	606,425
Ordinary shares, outstanding	68,440,829	16,501,984	606,425
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, outstanding	25,012,500
Common Class A and Common Class B [Member]
Class of Stock [Line Items]
Conversion of Shares	10,044,309